Intangible assets - Summary of Breakdown of The Total Intangible Assets (Detail) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Intangible assets		$ 358,908	$ 22,357	$ 25,457	$ 31,554
Brazil [Member]
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Intangible assets		696	815
Cayman Islands [Member]
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Intangible assets		219,019	21,542
Chile [Member]
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Intangible assets	[1]	139,184	$ 0
Other [Member]
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Intangible assets		$ 9

[1]	Goodwill and any fair value adjustments to assets and liabilities allocated to Chile relates to the business combination transaction with Moneda for acquisition of MAM I by Patria Investments Latam S.A. as disclosed under note 28.